INCOME TAXES (Changes To Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Gross tax liabilities at beginning of year	$ 14,819	$ 8,862
Additions based on tax positions related to the current year	5	6,917
Additions for tax positions of prior years	5
Reductions due to settlements with tax authorities	(12,552)
Reductions for positions of prior years	(158)	(960)
Gross tax liabilities at end of year	2,119	14,819
Unrecognized tax benefits that would impact effective tax rate, if recognized	2,119
Accrued interest	$ 213	$ 158